Equity - Capital Surplus (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Equity [abstract]
Capital surplus - Issuance of ordinary shares	$ 599,077	$ 598,317
Capital surplus - Expired share options	2,209	2,209
Capital surplus - Employee restricted shares (Note 22)	52,260	37,126
Capital surplus - Employee share options (Note 22)	16,366	5,818
Accumulated deficits	(425,978)	(349,940)
Other equity	4,729	5,420
Reserves	$ 248,663	$ 298,950